Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of cost of revenue (excluding impairment loss) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cost of revenue (excluding impairment loss) [Abstract]
Lease expenses		¥ 345,208	¥ 494,111	¥ 383,690
Employee compensation and benefits		68,890	71,134	38,118
Depreciation and amortization		76,209	109,875	77,579
Advertising costs		278,679	469,367	22,292
Other operating costs	[1]	199,083	224,905	141,930
Total		¥ 968,069	¥ 1,369,392	¥ 663,609

[1]	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.